Common Shares (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
No. of shares	48,438,751
Par value	$ 484,388
Common shares [Member]
Statement Line Items [Line Items]
No. of shares	45,426,251
Par value	$ 454,263
Par value per share	$ 0.01	$ 0.01
Earnout Shares [Member]
Statement Line Items [Line Items]
No. of shares	3,012,500
Par value	$ 30,125
Par value per share	$ 0.01